Economic Dependency	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Economic Dependency [Abstract]
Economic Dependency
Economic Dependency
Under various agreements, the Company has engaged or will engage the Advisor, its affiliates and entities under common control with the Advisor, and the Service Provider, to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company's Common Stock available for issue, transfer agency services, as well as other administrative responsibilities for the Company including accounting services and investor relations.
As a result of these relationships, the Company is dependent upon the Advisor and its affiliates and the Service Provider. In the event that these companies are unable to provide the Company with the respective services, the Company will be required to find alternative providers of these services.

Economic Dependency
Under various agreements, the Company has engaged or will engage the Advisor, its affiliates and entities under common control with the Advisor, and the Service Provider, to provide certain services that are essential to the Company, including asset management services, supervision of the management and leasing of properties owned by the Company, asset acquisition and disposition decisions, the sale of shares of the Company's Common Stock available for issue, transfer agency services, as well as other administrative responsibilities for the Company including accounting services and investor relations.
As a result of these relationships, the Company is dependent upon the Advisor and its affiliates and the Service Provider. In the event that these companies are unable to provide the Company with the respective services, the Company will be required to find alternative providers of these services.